Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 24, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Capital Advisors Growth Fund | Investor Class
Risk/Return:
Trading Symbol	CIAOX
Class A, Investor Class Prospectus | C Tactical Dynamic Fund | Institutional Class
Risk/Return:
Trading Symbol	TGIFX
Institutional Class Prospectus | C Tactical Dynamic Fund | Institutional Class
Risk/Return:
Trading Symbol	TGIFX